UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             New York, New York  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


     /s/PETER ZAYFERT
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT                 NEW YORK, NEW YORK       November 12, 2004
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       33

Form 13F Information Table Value Total:                       $198,735
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.        Form 13F File Number      Name

         1          28-10204                  FLETCHER INTERNATIONAL, LTD.


                                                     FORM 13F INFORMATION TABLE


                                                                                                             Voting Authority
                                                        Fair                                                -------------------
                                                       Market    Shares or                                   (A)    (B)     (C)
                               Title of     CUSIP      Value     Principal  SH/   Put/ Investment   Other   -----  ------  ----
       Name of Issuer            Class      Number   (x$1,000)    Amount    PRN   Call Discretion  Managers Sole   Shared  None
---------------------------   ---------- ----------  ----------  ---------  ---  ----- ----------  -------- ----   ------  ----
Allied Waste Industries, Inc. Common Stock  019589308        65       7,300  SH           Defined      1     X

Alloy Inc.                    Common Stock  019855105     8,928   2,355,700  SH           Defined      1     X

American Express Co.          Common Stock  025816109       777      15,100  SH           Defined      1     X

Aspen Technology Inc.         Common Stock  045327103       664      95,000  SH           Defined      1     X

Cal Dive International, Inc.  Common Stock  127914109     6,191     173,814  SH           Defined      1     X

Casella Waste Systems, Inc.   CL A          147448104        85       7,200  SH           Defined      1     X

Champion Enterprises Inc.     Common Stock  158496109    13,510   1,312,915  SH           Defined      1     X

Cooper Cameron Corp.          Common Stock  216640102     1,502      27,390  SH           Defined      1     X

Dow Chem Co.                  Common Stock  260543103       764      16,900  SH           Defined      1     X

Euronet Worldwide, Inc.       Common Stock  298736109    24,520   1,309,814  SH           Defined      1     X

Faro Technologies, Inc.       Common Stock  311642102       527      25,900  SH           Defined      1     X

First Data Corp.              Common Stock  319963104       831      19,110  SH           Defined      1     X

Federal Natl Mtg Assn         Common Stock  313586109       463       7,300  SH           Defined      1     X

Fleetwood Enterprises Inc.    Common Stock  339099103     2,459     161,977  SH           Defined      1     X

FLIR Systems, Inc.            Common Stock  302445101       708      12,100  SH           Defined      1     X

GulfTerra Energy Partners LP  Common Stock  40274U108    27,424     653,254  SH           Defined            X

Interactive Data Corp.        Common Stock  45840J107       902      47,950  SH           Defined      1     X

Ionics, Inc.                  Common Stock  462218108        81       3,000  SH           Defined      1     X

Lone Star Technologies Inc.   Common Stock  542312103       930      24,600  SH           Defined      1     X

Mechanical Technology Inc.    Common Stock  583538103     2,010     500,000  SH           Defined      1     X

Newpark Resources Inc.        Common Stock  651718504    10,577   1,762,851  SH           Defined      1     X

Oceaneering International,    Common Stock  675232102       265       7,200  SH           Defined      1     X

Oil Service HOLDRS Trust      Depostry Rcpt 678002106    34,328     419,960  SH           Defined      1     X

Oil States International, Inc.Common Stock  678026105       254      13,600  SH           Defined      1     X

Orbotech, Ltd.                ORD           M75253100       572      32,700  SH           Defined      1     X

Rewards Network Inc.          Common Stock  761557107       537      80,490  SH           Defined      1     X

SPDR TR                       Unit Ser 1    78462F103    50,779     454,362  SH           Defined      1     X

SPDR TR                       Unit Ser 1    78462F103        47         425  SH           Defined            X

Superior Energy Services, Inc.Common Stock  868157108       271      21,000  SH           Defined      1     X

Tetra Tech                    Common Stock  88162G103        51       4,000  SH           Defined      1     X

TRC Cos Inc.                  Common Stock  872625108     7,340     391,039  SH           Defined      1     X

Waste Connections, Inc.       Common Stock  941053100       124       3,900  SH           Defined      1     X

W-H Energy Services, Inc.     Common Stock  92925E108       249      12,000  SH           Defined      1     X
